Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Schedule of assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In US$ thousands)
As of December 31, 2020:
Wealth management products, short-term (1)	166,168	—	166,168	—
Equity securities with readily determinable market value (3)	289,221	289,221	—	—
Total	455,389	289,221	166,168	—

As of December 31, 2021:
Wealth management products, short-term (1)	107,224	—	107,224	—
Wealth management products, long-term (2)	50,159	—	—	50,159
Equity securities with readily determinable market value (3)	436,152	436,152	—	—
Total	593,535	436,152	107,224	50,159

(1)        Included in short-term investments on the Group’s consolidated balance sheets.

(2)        Included in other non-current assets on the Group’s consolidated balance sheets.

(3)        Included in long-term investments on the Group’s consolidated balance sheets.